Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

Between January 1, 2026 and March 15, 2026 (the day immediately prior to the effective date of the share consolidation described below), holders of the Company’s convertible notes converted an aggregate principal amount of 975,000 USD into an aggregate of 5,518,569 Class A ordinary shares. The par value of the Class A ordinary shares issued upon conversion was 0.0001 USD. (On a post-consolidation basis, this would be adjusted to approximately 220,742 Class A ordinary shares.)

On February 11, 2026, the company granted a total of 100,000 restricted shares of Class A shares to external consultants as compensation for their consulting services. 100% of these restricted shares of Class A shares vested immediately upon the Grant Date. (On a post-consolidation basis, these restricted shares were adjusted to 4,000 Class A ordinary shares.)On March 16, 2026, the Company effected a 25-for-1 reverse share split on all issued and outstanding Class A and Class B Ordinary Shares. In conjunction with the reverse share split, the par value per share was proportionally increased from $0.0001 to $0.0025, while the total aggregate par value of the Company’s issued share capital remained unchanged. In connection with the fractional shares resulting from the reverse share split, the Company issued 14,358 Class A Ordinary Shares on March 23, 2026 as compensation.

Between March 16, 2026 and the day immediately prior to the date of approval of these financial statements , holders of the Company’s convertible notes converted an additional aggregate principal amount of 1,025,000 into an aggregate of 533,379 Class A ordinary shares at the adjusted conversion price (post-consolidation). The par value of the Class A ordinary shares issued upon post-consolidation conversion was 0.0025 USD per share.

On March 31, 2026, holders of the Company’s pre-funded warrants exercised for an aggregate of 58,480 Class A ordinary shares (consisting of: 49,945 shares resulting from the 1,248,611 registered Class A pre-delivery shares held prior to the share consolidation, as adjusted for the 25:1 reverse share split; and 8,535 shares from the exercise of warrants after the share consolidation).

Between May 6, 2026 and the day immediately prior to the date of approval of these financial statements, holders of the Company’s warrants exercised for an aggregate of 250,000 Class A ordinary shares.

19. Subsequent Events

On October 15 2025, the Group has entered into a new letter agreement (“Letter Agreement”) with an institutional investor (“Investor”), pursuant to which the parties agreed to (i) amend the First Tranche Note such that the remaining portion thereof cannot be converted below a floor price equal to $0.63 (the “Floor Price”) and (ii) amend the Warrant such that the exercise price of the Warrant cannot be below the Floor Price, and in the event the applicable conversion price or exercise price, as applicable, would otherwise be below such Floor Price, the Group will issue shares at the Floor Price and pay the Investor the resulting economic difference in cash, calculated as set forth in the Letter Agreement. Further, pursuant to the Letter Agreement, the parties also agreed that all references to the second and third tranches in the Securities Purchase Agreement (refer to Note 8) shall no longer apply and be null and void.

On October 16, 2025, the Group registered 6,608,661 shares of Class A ordinary shares, with par value of US$0.0001 per share, which may be issued under the Group’s share incentive plan.

On October 17, 2025, The Group issued entered into a Securities Purchase Agreement with an institutional investor, pursuant to which the Group agreed to sell and issue a convertible promissory note in the principal amount of $1,500,000 convertible into Class A ordinary shares of the Group with a par value of US$0.0001 per share.

The Company has evaluated subsequent events through the date of issuance of this consolidated financial statements, which was through November 14, 2025, and noted that there are no further material subsequent events.